Trade and Other Receivables - Schedule of Trade Receivables and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Receivables [line items]
Trade receivables and accrued income	$ 4,752	$ 4,562
Loans to customers	166	85
Interest receivable	6	10
Other receivables	846	846
Current trade and other receivable	6,566	6,391
Net carrying amount [member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4,752	4,562
Loans to customers	179	100
Interest receivable	6	10
Other receivables	846	846
Current trade and other receivable	5,783	5,518
Neither Impaired Nor Past Due on the Reporting Date [Member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	4,369	4,201
Loans to customers	179	96
Interest receivable	6	10
Other receivables	803	721
Current trade and other receivable	5,357	5,028
Not Impaired as of the Reporting Date and Past [Member] | Less Than 30 Days [Member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	265	189
Other receivables	19	42
Current trade and other receivable	284	231
Not Impaired as of the Reporting Date and Past [Member] | Between 30 and 59 Day [Member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	47	64
Loans to customers		2
Other receivables	6	21
Current trade and other receivable	53	87
Not Impaired as of the Reporting Date and Past [Member] | Between 60 and 89 Days [Member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	40	37
Loans to customers		2
Other receivables	14	6
Current trade and other receivable	54	45
Not Impaired as of the Reporting Date and Past [Member] | More Than 90 Days [Member]
Trade and Other Receivables [line items]
Trade receivables and accrued income	31	70
Other receivables	4	56
Current trade and other receivable	$ 35	$ 126